Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Equity instrument granted	Capital reserve	Treasury shares	Revaluation reserve on subsidiaries	Legal Reserve	Investments statutory reserve	Accumulated other comprehensive income		Retained earnings	Additional dividends to the minimum mandatory dividends	Shareholders of the Company	Non-controlling interests [2]
Beginning balance at Dec. 31, 2021	R$ 10,469,240	R$ 5,171,752	R$ 34,043	R$ 596,481	R$ (488,425)	R$ 4,154	R$ 792,533	R$ 4,073,876	R$ (117,493)	[1]			R$ 10,066,921	R$ 402,319
Net income for the year	1,840,069										R$ 1,800,839		1,800,839	39,230
Other comprehensive income:
Other comprehensive income	297,670								297,467	[1]			297,467	203
Total comprehensive income for the year	2,137,739								297,467	[1]	1,800,839		2,098,306	39,433
Issuance of shares related to the subscription warrants - indemnification	941			941									941
Equity instrument granted	20,734		9,944	2,039	8,751								20,734
Realization of revaluation reserve of subsidiaries						(179)					179
Dividends prescribed	2,948										2,948		2,948
Shareholder transaction - changes of ownership interest	(6,567)							(6)			286		280	(6,847)
Gain due to change in ownership interest	(2,423)													(2,423)
Capital increase attributable to non-controlling interests	35,182													35,182
Dividends attributable to non-controlling interests	(1,437)													(1,437)
Allocation of net income:
Legal reserve							90,042				(90,042)
Investments statutory reserve								1,154,691			(1,154,691)
Additional minimum mandatory dividend for the year (R$ 0.26 per share)	(31,385)										(31,385)		(31,385)
Additional dividends (R$ 0.19 per share)	(78,130)										(78,130)	R$ 78,130
Interest on capital attributable to non-controlling interests	(450,004)										(450,004)		(450,004)
Interim dividends (R$ 0.25 per share)	0
Ending balance at Dec. 31, 2022	12,174,968	5,171,752	43,987	599,461	(479,674)	3,975	882,575	5,228,561	179,974	[1]		78,130	11,708,741	466,227
Net income for the year	2,517,753										2,439,795		2,439,795	77,958
Other comprehensive income:
Other comprehensive income	(40,370)								(25,866)				(25,866)	(14,504)
Total comprehensive income for the year	2,477,383								(25,866)		2,439,795		2,413,929	63,454
Issuance of shares related to the subscription warrants - indemnification	560			560									560
Equity instrument granted	38,909		31,938	(2,193)	9,164								38,909
Realization of revaluation reserve of subsidiaries	(113)					(173)					60		(113)
Capital increase with reserves		1,450,000					(882,575)	(567,425)
Loss due to change in ownership interest	(45)													(45)
Dividends prescribed	2,048										2,048		2,048
Special reserve for mandatory dividend not distributed to non-controlling shareholders	(11,145)													(11,145)
Shareholder transaction - changes of ownership interest	2							2					2
Non-controlling interest in acquired subsidiary	24,303													24,303
Dividends attributable to non-controlling interests	(19,463)													(19,463)
Approval of additional dividends by the Ordinary General Shareholders' Meeting	(78,130)											(78,130)	(78,130)
Allocation of net income:
Legal reserve							121,990				(121,990)
Investments statutory reserve								1,606,431			(1,606,431)
Additional minimum mandatory dividend for the year (R$ 0.26 per share)	(305,653)										(305,653)		(305,653)
Additional dividends (R$ 0.19 per share)	(134,031)										(134,031)	134,031
Interim dividends (R$ 0.25 per share)	(273,798)										(273,798)		(273,798)
Ending balance at Dec. 31, 2023	14,029,826	6,621,752	75,925	597,828	(470,510)	3,802	121,990	6,267,569	154,108		0	134,031	13,506,495	523,331
Net income for the year	2,525,900										2,362,740		2,362,740	163,160
Other comprehensive income:
Other comprehensive income	69,847								60,104				60,104	9,743
Total comprehensive income for the year	2,595,747								60,104		2,362,740		2,422,844	172,903
Issuance of shares related to the subscription warrants - indemnification	6,452			6,452									6,452
Equity instrument granted	57,458		32,328	2,069	23,055								57,452	6
Purchase of treasury shares	(148,945)				(148,945)								(148,945)
Realization of revaluation reserve of subsidiaries						(170)					170
Reserve constitution	5,663			5,699									5,699	(36)
Dividends prescribed	3,369										3,369		3,369
Shareholder transaction - changes of ownership interest	843										534		534	309
Non-controlling interest in acquired subsidiary	112,160													112,160
Dividends attributable to non-controlling interests	(38,357)													(38,357)
Approval of additional dividends by the Ordinary General Shareholders' Meeting	(134,031)											(134,031)	(134,031)
Allocation of net income:
Legal reserve							118,137				(118,137)
Investments statutory reserve								1,479,404			(1,479,404)
Additional minimum mandatory dividend for the year (R$ 0.26 per share)	(285,180)										(285,180)		(285,180)
Additional dividends (R$ 0.19 per share)	(208,121)										(208,121)	208,121
Interest on capital attributable to non-controlling interests	(105,590)													(105,590)
Interim dividends (R$ 0.25 per share)	(275,971)										(275,971)		(275,971)
Ending balance at Dec. 31, 2024	R$ 15,823,444	R$ 6,621,752	R$ 108,253	R$ 612,048	R$ (596,400)	R$ 3,632	R$ 240,127	R$ 7,746,973	R$ 214,212		R$ 0	R$ 208,121	R$ 15,158,718	R$ 664,726

[1]	Considers cumulative translation adjustment from discontinued operations. The accumulated effects were reclassified to income as a result of the sale of Oxiteno.The accompanying notes are an integral part of the financial statements.
[2]	Are substantially represented by non-controlling shareholders of Iconic.